d) Credit loss allowance - by credit quality vs stages (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,392,350	$ 200,904
[custom:CreditExposureRatio-0]	100.00%	100.00%
Loss Allowance	$ 197,536	$ 26,210
[custom:CreditLossRatio-0]	100.00%	100.00%
Coverage Ratio	14.20%	13.00%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,129,522	$ 168,744
[custom:CreditExposureRatio-0]	81.10%	84.00%
Loss Allowance	$ 68,926	$ 10,532
[custom:CreditLossRatio-0]	34.90%	40.20%
Coverage Ratio	6.10%	6.20%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 200,040	$ 22,634
[custom:CreditExposureRatio-0]	14.40%	11.30%
Loss Allowance	$ 72,935	$ 7,136
[custom:CreditLossRatio-0]	36.90%	27.20%
Coverage Ratio	36.50%	31.50%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 62,788	$ 9,526
[custom:CreditExposureRatio-0]	4.50%	4.70%
Loss Allowance	$ 55,675	$ 8,542
[custom:CreditLossRatio-0]	28.20%	32.60%
Coverage Ratio	88.70%	89.70%
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 424,161	$ 34,241
[custom:CreditExposureRatio-0]	30.50%
Loss Allowance	$ 4,196	40,629
[custom:CreditLossRatio-0]	2.10%
Coverage Ratio	1.00%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 409,899
[custom:CreditExposureRatio-0]	96.60%
Loss Allowance	$ 4,002
[custom:CreditLossRatio-0]	95.40%
Coverage Ratio	1.00%
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 14,262
[custom:CreditExposureRatio-0]	3.40%
Loss Allowance	$ 194
[custom:CreditLossRatio-0]	4.60%
Coverage Ratio	1.40%
Satisfactory Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 700,164	$ 99,909
[custom:CreditExposureRatio-0]	50.30%	49.70%
Loss Allowance	$ 47,779	$ 8,416
[custom:CreditLossRatio-0]	24.20%	32.10%
Coverage Ratio	6.80%	8.40%
Satisfactory Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 656,647	$ 97,421
[custom:CreditExposureRatio-0]	93.80%	97.50%
Loss Allowance	$ 44,797	$ 8,175
[custom:CreditLossRatio-0]	93.80%	97.10%
Coverage Ratio	6.80%	8.40%
Satisfactory Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 43,517	$ 2,488
[custom:CreditExposureRatio-0]	6.20%	2.50%
Loss Allowance	$ 2,982	$ 241
[custom:CreditLossRatio-0]	6.20%	2.90%
Coverage Ratio	6.90%	9.70%
Higher Risk Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 268,025
[custom:CreditExposureRatio-0]	19.20%	17.10%
Loss Allowance	$ 145,561	$ 16,847
[custom:CreditLossRatio-0]	73.70%	64.30%
Coverage Ratio	54.30%	49.20%
Higher Risk Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 62,976	$ 4,716
[custom:CreditExposureRatio-0]	23.50%	13.80%
Loss Allowance	$ 20,127	$ 1,418
[custom:CreditLossRatio-0]	13.80%	8.40%
Coverage Ratio	32.00%	30.10%
Higher Risk Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 142,261	$ 19,998
[custom:CreditExposureRatio-0]	53.10%	58.40%
Loss Allowance	$ 69,759	$ 6,888
[custom:CreditLossRatio-0]	47.90%	40.90%
Coverage Ratio	49.00%	34.40%
Higher Risk Credit [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 62,788	$ 9,527
[custom:CreditExposureRatio-0]	23.40%	27.80%
Loss Allowance	$ 55,675	$ 8,541
[custom:CreditLossRatio-0]	38.30%	50.70%
Coverage Ratio	88.70%	89.70%
Strong Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure		$ 66,754
[custom:CreditExposureRatio-0]		33.20%
Loss Allowance	$ 40,480	$ 947
[custom:CreditLossRatio-0]		3.60%
Coverage Ratio		1.40%
Strong Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure		$ 66,607
[custom:CreditExposureRatio-0]		99.80%
Loss Allowance		$ 939
[custom:CreditLossRatio-0]		99.20%
Coverage Ratio		1.40%
Strong Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure		$ 147
[custom:CreditExposureRatio-0]		0.20%
Loss Allowance		$ 8
[custom:CreditLossRatio-0]		0.80%
Coverage Ratio		5.40%